Goodwill and other intangible assets - Recoverable amounts based on value in use (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and other intangible assets
Cash flow calculations, projection period	5 years
Bottom of range
Goodwill and other intangible assets
Terminal growth rate		2.00%
Top of range
Goodwill and other intangible assets
Terminal growth rate		3.20%
IHS Nigeria Limited
Goodwill and other intangible assets
Discount rate	16.10%	22.60%	15.80%
Terminal growth rate	2.70%	2.70%	3.20%
IHS Nigeria Limited | Bottom of range
Goodwill and other intangible assets
Tenancy Ratio	3.32	2.59	2.35
Gross margins excluding depreciation & amortization	64.20%	67.80%	69.80%
IHS Nigeria Limited | Top of range
Goodwill and other intangible assets
Tenancy Ratio	5.18	4.55	3.90
Gross margins excluding depreciation & amortization	79.70%	82.10%	77.10%
INT Towers Limited
Goodwill and other intangible assets
Discount rate	16.00%	22.50%	16.50%
Terminal growth rate	2.70%	2.70%	3.20%
INT Towers Limited | Bottom of range
Goodwill and other intangible assets
Tenancy Ratio	3.56	2.87	2.46
Gross margins excluding depreciation & amortization	67.40%	73.70%	60.80%
INT Towers Limited | Top of range
Goodwill and other intangible assets
Tenancy Ratio	4.98	5.22	3.90
Gross margins excluding depreciation & amortization	74.90%	79.90%	71.90%
IHS Towers NG Limited
Goodwill and other intangible assets
Discount rate	16.50%	23.20%	16.20%
Terminal growth rate	2.70%	2.70%	3.20%
IHS Towers NG Limited | Bottom of range
Goodwill and other intangible assets
Tenancy Ratio	3.63	2.80	3.29
Gross margins excluding depreciation & amortization	52.30%	64.40%	60.90%
IHS Towers NG Limited | Top of range
Goodwill and other intangible assets
Tenancy Ratio	4.44	3.02	3.80
Gross margins excluding depreciation & amortization	63.10%	69.90%	65.40%
IHS Cameroon S.A.
Goodwill and other intangible assets
Discount rate	12.10%	13.80%	13.20%
Terminal growth rate	3.20%	3.20%	3.20%
IHS Cameroon S.A. | Bottom of range
Goodwill and other intangible assets
Tenancy Ratio	2.37	2.61	3.33
Gross margins excluding depreciation & amortization	57.80%	55.90%	53.80%
IHS Cameroon S.A. | Top of range
Goodwill and other intangible assets
Tenancy Ratio	2.89	3.16	4.22
Gross margins excluding depreciation & amortization	64.60%	61.00%	57.90%
IHS Mauritius Cote d Ivoire Limited
Goodwill and other intangible assets
Discount rate	9.80%	10.00%	10.30%
Terminal growth rate	3.20%	3.20%	3.20%
IHS Mauritius Cote d Ivoire Limited | Bottom of range
Goodwill and other intangible assets
Tenancy Ratio	3.45	3.44	2.39
Gross margins excluding depreciation & amortization	53.80%	57.50%	56.10%
IHS Mauritius Cote d Ivoire Limited | Top of range
Goodwill and other intangible assets
Tenancy Ratio	4.46	4.56	3.49
Gross margins excluding depreciation & amortization	63.50%	61.60%	59.90%
IHS Zambia Group
Goodwill and other intangible assets
Discount rate	24.10%	32.20%	21.80%
Terminal growth rate	2.00%	3.20%	3.20%
IHS Zambia Group | Bottom of range
Goodwill and other intangible assets
Tenancy Ratio	2.40	2.21	2.05
Gross margins excluding depreciation & amortization	65.20%	68.40%	62.60%
IHS Zambia Group | Top of range
Goodwill and other intangible assets
Tenancy Ratio	3.30	2.93	2.58
Gross margins excluding depreciation & amortization	74.60%	75.80%	73.00%
IHS Rwanda Group
Goodwill and other intangible assets
Discount rate	15.50%	17.00%	16.30%
Terminal growth rate	3.20%	3.20%	3.20%
IHS Rwanda Group | Bottom of range
Goodwill and other intangible assets
Tenancy Ratio	2.04	2.13	2.05
Gross margins excluding depreciation & amortization	67.00%	65.90%	68.60%
IHS Rwanda Group | Top of range
Goodwill and other intangible assets
Tenancy Ratio	2.97	2.60	2.37
Gross margins excluding depreciation & amortization	73.30%	69.80%	70.00%
IHS Kuwait Limited
Goodwill and other intangible assets
Discount rate	6.00%	5.00%
Terminal growth rate	2.90%	2.80%
IHS Kuwait Limited | Bottom of range
Goodwill and other intangible assets
Tenancy Ratio	1.00	1.00
Gross margins excluding depreciation & amortization	52.40%	45.30%
IHS Kuwait Limited | Top of range
Goodwill and other intangible assets
Tenancy Ratio	1.46	1.46
Gross margins excluding depreciation & amortization	64.90%	59.20%